INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
INTANGIBLE ASSETS (Details) [Line Items]
Amortization of intangible assets	$ 1,231	$ 581
Asset impairment charges	0	0
Licenses [Member[
INTANGIBLE ASSETS (Details) [Line Items]
Indefinite-lived intangible assets acquired	$ 19,000
Herbal Brands [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-lived intangible assets acquired		$ 7,091
GNC Holdings, Inc. [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Inventory reserve			$ 86